INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE－12 INCOME TAXES

The provision for income taxes consisted of the following:

	Financial Years ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Current tax	290	128	419
Deferred tax	-	-	(2)
Overprovision	(129)	-	-

Income tax expense	161	128	417

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Singapore that are subject to taxes in the jurisdictions in which they operate, as follows:

Cayman Islands

SKK Holdings is considered to be an exempted Cayman Islands Company and are presently not subject to income taxes or income tax filing requirements in the Cayman Islands.

British Virgin Islands

SKK Group is considered to be an exempted British Virgin Islands Company and are presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Singapore

SKK and SKK M&E are operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the financial years ended December 31, 2024, 2023 and 2022 are as follows:

	Financial Years ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Income before income taxes	605	326	1,865
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	103	56	317
Tax effect of non-taxable income	(21)	(21)	(174)
Tax effect of non-deductible items	456	126	289
Deferred tax	-	-	(2)
Tax incentives	(248)	(33)	(22)
Overprovision	(129)	-	-
Other	-	-	9

Income tax expense	161	128	417

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the financial years ended December 31, 2024 and 2023.